Stockholders' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Stockholders' Equity Note Disclosure [Text Block]
Note 15 - Stockholders’ Equity

Private Placement in January 2012

On January 13, 2012, the Company completed a private placement pursuant to which it sold 517,000 units, each such unit consisting of 1 share of the Company’s common stock and a warrant to purchase 15% of 1 share of the Company’s common stock, at $4.00 per unit for gross proceeds of $2.07 million. The warrants are immediately exercisable, expire on the third anniversary of their issuance and entitle the holders to purchase 77,550 shares of the Company’s common stock at $4.50 per share. The Company may call the warrants at $5.00 per share at any time after: (i) a registration statement registering the common stock underlying the warrants becomes effective; (ii) the common stock is listed on a national securities exchange; and (iii) the closing price of the common stock equals or exceeds $5.00. The Company also issued the placement agent in the private placement warrants to purchase 77,550 shares of the Company’s common stock under the same terms and conditions as the warrants issued to investors in the private placement. In connection with the financing, the Company paid $0.21 million in placement agent fees and $0.11 million of legal and other related cost.

The warrants issued in this private placement are exercisable for a fixed number of shares, solely redeemable by the Company and not redeemable by the warrant holders. Accordingly, these warrants are classified as equity instruments. The Company accounted for the warrants issued in the private placement based on the fair value method under ASC Topic 505, and the fair value of the warrants was calculated using the Black-Scholes model under the following assumptions: estimated life of 3 years, volatility of 67%, risk-free interest rate of 0.34% and dividend yield of 0%. No estimate of forfeitures was made as the Company has a short history of granting options and warrants. The fair value of the warrants issued to investors at grant date was $131,310, and the fair value of the warrants issued to the placement agent at grant date was $131,310.

Warrants

Following is a summary of the warrant activity for the nine months ended September 30, 2012:

	Number of Warrants	Average Exercise Price	Weighted Average Remaining Contractual Term in Years
Outstanding at January 1, 2012	899,480	$2.00	2.63
Granted	155,100	$4.50	3.00
Exercised	71,300	2.00	-
Forfeited	-	-	-
Expired	-	-	-
Outstanding at September 30, 2012	983,280	$2.39	1.94
Exercisable at September 30, 2012	983,280	$2.39	1.94

Shares issued to IR firm

On August 3, 2012, the Company entered into a contract with an investor relations firm. The Company agreed to issue 100,000 shares of common stock to the firm for 24 months of investor relations services. On August 15, 2012, the Company issued the first 50,000 of such 100,000 shares to the investor relations firm, at $2.75 per share, which was the stock price on the date of contract. During the third quarter of 2012, the Company recorded $22,917 as stock-based compensation for two-months of services. The remaining 50,000 common stock shares will be issued to the investor relations firm within 180 business days of the contract signing date.

Note 15 - Stockholders’ Equity

Private Placement in August 2011

On August 18, 2011, the Company completed a private placement pursuant to which it sold 2,998,267 units, each such unit consisting of 1 share of its common stock and a warrant to purchase 15% of 1 share of its common stock, at $1.50 per unit for $4.5 million (net proceeds of $3.86 million). The warrants are immediately exercisable, expire on the third anniversary of their issuance and entitle the holders to purchase 449,740 shares of the Company’s common stock at $2.00 per share. The Company may call the warrants at $4.00 per share at any time after: (i) a registration statement registering the common stock underlying the warrants becomes effective; (ii) the common stock is listed on a national securities exchange; and (iii) the closing price of the common stock equals or exceeds $4.00. The Company paid the placement agent in the private placement commissions consisting of $449,740 and warrants, having the same terms and conditions as the warrants issued in the private placement, to purchase 449,740 shares of the Company’s common stock.

The warrants issued in this private placement are exercisable for a fixed number of shares, solely redeemable by the Company and not redeemable by the warrant holders. Accordingly, these warrants are classified as equity instruments. The Company accounted for the warrants issued in the private placement based on the fair value method under ASC Topic 505, and the fair value of the warrants was calculated using the Black-Scholes model under the following assumptions: estimated life of 3 years, volatility of 69%, risk-free interest rate of 0.33% and dividend yield of 0%. No estimate of forfeitures was made as the Company has a short history of granting options and warrants. The fair value of the warrants issued to investors at grant date was $178,077, and the fair value of the warrants issued to the placement agent at grant date was $178,077.

Following is a summary of the warrant activity:

	Number of Shares	Average Exercise Price per Share	Weighted Average Remaining Contractual Term in Years
Granted	899,480	$2.00	2.88
Exercised	-	-	-
Forfeited	-	-	-
Expired	-	-	-
Outstanding at December 31, 2011	899,480	$2.00	2.63
Exercisable at December 31, 2011	899,480	$2.00	2.63

Dividend Declared and Paid

Nova Holdings, prior to the Share Exchange Agreement, declared and paid dividends of $0 and $2,172,590 to its shareholders from Nova Macao’s net income for the years ended December 31, 2011 and 2010, respectively.